Average Annual Total Returns - Class K - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	21.75%
5 Years	5.93%
10 Years	6.40%
After Taxes on Distributions
Average Annual Return:
1 Year	21.18%
5 Years	5.58%
10 Years	6.15%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.63%
5 Years	4.69%
10 Years	5.19%